LEASES - Lease Costs Included in Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Cost
Operating lease cost	¥ 37,428	¥ 41,595	¥ 57,080
Sublease income	(8,796)	(3,591)	(537)
Total lease cost	¥ 28,632	¥ 38,004	¥ 56,543